VOYAGEUR MUTUAL FUNDS III

Delaware Select Growth Fund (the "Fund")

Supplement to the Fund's Statutory Prospectus dated February 28, 2018

Effective the date of this supplement, the following replaces the information in the section entitled "Fund summary – Who manages the Fund? – Sub-advisor":

Sub-advisor

Jackson Square Partners, LLC (JSP)

Portfolio managers	Title with JSP	Start date on the Fund
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer	May 2005
Christopher J. Bonavico, CFA	Portfolio Manager, Research Analyst	May 2005
Kenneth F. Broad, CFA	Portfolio Manager, Research Analyst	May 2005
Patrick G. Fortier, CFA	Portfolio Manager, Research Analyst	May 2005
Daniel J. Prislin, CFA	Portfolio Manager, Research Analyst	May 2005
Christopher M. Ericksen, CFA	Portfolio Manager, Research Analyst	July 2007
Ian D. Ferry	Portfolio Manager, Research Analyst	January 2013
William (Billy) G. Montana	Portfolio Manager, Research Analyst	January 2019
Gregory L. Chory	Portfolio Manager, Research Analyst	January 2019
Brian Tolles	Portfolio Manager, Research Analyst	January 2019

Effective the date of this supplement, the following replaces the biographical information in the section entitled "Who manages the Fund – Portfolio managers":

Portfolio managers

Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Daniel J. Prislin, Christopher M. Ericksen, Ian D. Ferry, Billy G. Montana, Gregory L. Chory, and Brian Tolles comprise the portfolio management team that makes day-to-day investment decisions for the Fund. Each member of the portfolio management team serves as a generalist and has a significant role in making investment recommendations. The Fund is divided into segments with each portfolio manager having investment discretion with respect to his or her assigned segment. No individual member of the portfolio management team has primary responsibility for managing the Fund.

Jeffrey S. Van Harte, CFA Chairman, Chief Investment Officer – Jackson Square Partners, LLC
 Jeffrey S. Van Harte became a member of Jackson Square Partners (JSP), at its inception in May 2014 as chairman and chief investment officer. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was the chief investment officer of the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and executive vice president at Transamerica Investment Management. Van Harte has been managing portfolios and separate accounts for 30 years. Before becoming a portfolio manager, Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Van Harte received his bachelor's degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
Christopher J. Bonavico became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor's degree in economics from the University of Delaware.

Kenneth F. Broad, CFA Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
Kenneth F. Broad became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor's degree in economics from Colgate University.

Patrick G. Fortier, CFA Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
Patrick G. Fortier became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Fortier received his bachelor's degree in finance from the University of Kentucky.

Daniel J. Prislin, CFA Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
Daniel J. Prislin became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Prislin received an MBA and bachelor's degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
Christopher M. Ericksen became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Ericksen received his bachelor's degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Ian D. Ferry Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
Ian D. Ferry became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from November 2011 to April 2014. Prior to joining Delaware Investments, he was an equity research analyst with Fidelity from August 2010 to October 2011. Before that, he completed an internship as an analyst with Carlson Capital in summer 2009. Previously, he worked with HarbourVest Partners from 2005 to 2008 in its private equity group, where he analyzed and completed growth equity investments and leveraged buyouts for the firm. Ferry began his career with Houlihan Lokey in 2004 as a financial analyst. He earned a bachelor's degree in finance from Tulane University. Ferry also earned an MBA, with a concentration in management, from The Wharton School of the University of Pennsylvania in 2010.

William (Billy) G. Montana Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
 Billy Montana joined Jackson Square in September 2014. Prior to joining Jackson Square, he was an associate at TPG Capital, a private equity firm, from August 2011 to August 2014, focusing on growth capital opportunities.  Before that, Montana spent two years at Goldman Sachs as an investment banking analyst, focusing on financial institutions.  He received a bachelor's degree from Georgetown University.

Gregory L. Chory Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
 Gregory L. Chory joined Jackson Square Partners in September 2014. Prior to joining Jackson Square, he was an associate from July 2011 to August 2014 at Technology Crossover Ventures, a venture capital firm, focusing on the software and services industries. Before that, Chory spent three years as an investment banking analyst for BMO Capital Markets in the business services and media group. He received a bachelor's degree from Emory University.

Brian Tolles Portfolio Manager, Research Analyst – Jackson Square Partners, LLC
 Brian Tolles joined Jackson Square Partners in February 2016. Prior to joining Jackson Square, he was an investment banking analyst at Qatalyst Partners from June 2014 to January 2016, focusing on technology companies. He received a bachelor's degree from the Wharton School of the University of Pennsylvania.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated January 7, 2019.